LONG-TERM INVESTMENTS (Details3) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended		7 Months Ended
	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Long-term marketable equity securities	Dec. 31, 2011 Long-term marketable equity securities	Dec. 31, 2011 Meetic	Aug. 31, 2011 Meetic	Dec. 31, 2012 The Newsweek/Daily Beast Company (United States)	May 31, 2012 The Newsweek/Daily Beast Company (United States)	Sep. 30, 2011 Zhenai
Long-term investments
Percentage of ownership interest acquired												20.00%
Other-than-temporary impairment charge to write-down investment	$ 7,800,000
Long-term marketable equity securities
Cost basis						42,100,000	53,100,000
Gross unrealized gains			6,996,000	697,000			29,800,000
Gross unrealized losses				37,000		10,800,000	8,200,000
Other than temporary impairment recognized in earnings			8,685,000		7,844,000	8,700,000
Period in unrealized loss position						1 year
Percentage fair value less than cost						50.00%
Mark to Market Adjustment for Previously Held Equity Method Investment Pre-tax								11,700,000		18,600,000
Other-than-temporary impairment charge to write-down investment		$ 18,300,000
Percent ownership									27.00%		50.00%